ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Global Allocation Fund
and
AZL DFA Five-Year Global Fixed Income Fund

and

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL MVP BlackRock Global Strategy Plus Fund

(each a "Fund")

Supplement dated July 23, 2018,
 to the Prospectus dated May 1, 2018

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Benchmark Name Change

The name of a benchmark index for each Fund has changed, as reflected in the table below. Effective immediately, all references to the Old Benchmark Name in the Prospectus are hereby deleted in their entirety and replaced with the New Benchmark Name, shown below.

Fund	Old Benchmark Name	New Benchmark Name
AZL BlackRock Global Allocation Fund and AZL MVP BlackRock Global Strategy Fund	Citigroup (Non-USD) World Government Bond Index	FTSE (Non-USD) World Government Bond Index
AZL DFA Five-Year Global Fixed Income Fund	Citi World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms	FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms

AZL-001-0518